Income Tax - Summary of Temporary Differences (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses available for future period	$ 569,585	$ 435,806
Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses available for future period	$ 3,350,502	$ 2,492,526
Expiry Date Range	No expiry date	No expiry date